Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	¥ (1,393)	¥ 1,120	¥ 788
Reclassification adjustment included in net income, tax	(135)	981	599
Foreign currency translation adjustments
Net unrealized gains (losses), tax	729	2,813	9,385
Reclassification adjustment included in net income, tax	0	(1,296)	(809)
Defined benefit pension plans
Net unrealized gains (losses), tax	(2,821)	888	(2,422)
Reclassification adjustment included in net income, tax	43	23	(160)
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	(4,693)	2,045	(1,962)
Reclassification adjustment included in net income, tax	680	¥ 9,039	¥ 8,255
Debt Valuation Adjustments
Net unrealized gains (losses), tax	(101)
Reclassification adjustment included in net income, tax	¥ 11